Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of provision for income taxes

Significant components of the provision for income taxes are as follows:

	For the year ended December 31, 2020	For the year ended December 31, 2019	For the year ended December 31, 2018

Current	$88,179	$316,944	$258,724
Deferred	197,892	356,090	(113,461)
Provision for income taxes	$286,071	$673,034	$145,263

Schedule of statutory tax rates

The following table reconciles China statutory rates to the Company’s effective tax rate:

	For the year ended	For the year ended	For the year ended
	December 31, 2020	December 31, 2019	December 31, 2018

China statutory income tax rate	25%	25%	25%
Preferential tax rate reduction	(9.7)%	(6.9)%	(10.1)%
75% of research and development expenses deduction	(9.3)%	(7.2)%	(10.9)%
Permanent difference	0.6%	0.8%	1.6%
Effective tax rate	6.6%	11.7%	5.6%

Schedule of deferred tax assets and liabilities

Significant components of deferred tax assets and liabilities were as follows:

	December 31,	December 31,
Deferred tax assets:	2020	2019

Allowance for doubtful account	$34,003	$2,908
Net operating loss carryforward	579,108	542,773
Deferred tax assets, net	613,111	545,681
Deferred tax liabilities:
Capitalized development costs	(545,253)	(285,827)
Deferred tax assets, net	$67,938	$259,854

Noncurrent deferred tax assets	$389,893	$461,461
Noncurrent deferred tax liabilities	(322,035)	(201,607)
Deferred tax assets, net	$67,858	$259,854

Schedule of Taxes payable

Taxes payable consisted of the following:

	December 31, 2020	December 31, 2019

VAT taxes payable	$530,269	$376,738
Income taxes payable	324,048	276,284
Other taxes payable	11,478	20,770
Total	$865,795	$673,792